Shareholder Fees - FidelityDisciplinedEquityFund-KPRO	Dec. 30, 2023 USD ($)
FidelityDisciplinedEquityFund-KPRO | Fidelity Disciplined Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none